SHORT-TERM AND LONG-TERM INVESTMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
SHORT-TERM AND LONG-TERM INVESTMENTS [Abstract]
Available-for-sale Securities	$ 285,928	$ 314,945
Short-term bank deposits	$ 37,680	$ 31,164